As filed with the Securities and Exchange Commission on October 25, 2010

Securities Act File No. 333-

Investment Company File No. 811-

United States Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No.	☐
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No.	☐

DBX ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

60 Wall Street

New York, New York 10005

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-5883

Alex N. Depetris

DBX ETF Trust

60 Wall Street

New York, New York 10005

(Name and Address of Agent for Service)

Copy to:

Stuart M. Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

DBX MSCI EMERGING MARKETS CURRENCY-HEDGED EQUITY FUND

NYSE Arca, Inc.: XEMG

DBX MSCI EAFE CURRENCY-HEDGED EQUITY FUND

NYSE Arca, Inc.: XEAF

DBX MSCI BRAZIL CURRENCY-HEDGED EQUITY FUND

NYSE Arca, Inc.: XBRZ

DBX MSCI CANADA CURRENCY-HEDGED EQUITY FUND

NYSE Arca, Inc.: XCAN

DBX MSCI JAPAN CURRENCY-HEDGED EQUITY FUND

NYSE Arca, Inc.: XJPN

PROSPECTUS

[        ], 2010

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. Shares in a Fund are not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other agency of the U.S. Government, nor are shares deposits or obligations of any bank. Such shares in a Fund involve investment risks, including the loss of principal.

i

DBX MSCI EMERGING MARKETS

CURRENCY-HEDGED EQUITY FUND

Ticker: XEMG	Stock Exchange: NYSE Arca

Investment Objective

The DBX MSCI Emerging Markets Currency-Hedged Equity Fund (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets FX Hedge Index in USD (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. Pursuant to the Investment Advisory Agreement between DBX Advisors LLC (the “Adviser”) and DBX ETF Trust (the “Trust”), the Adviser is responsible for substantially all expenses of the Fund, including the payments to [    ] (the “Sub-Adviser”), the cost of transfer agency, custody, fund administration, legal, audit and other services except interest expense and taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (on going expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses*	Total Annual Operating Expenses

[ ]% (comprehensive management fee)	None	None	[ ]%
*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example. This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years

$[ ]	$[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Underlying Index is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies. As of May 27, 2010, the Underlying Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia,

South Africa, Taiwan, Thailand, and Turkey.

For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar. The Underlying Index and the Fund seek to track the performance of equity securities in these emerging markets that is attributable solely to stock prices.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index. The Adviser and/or the Sub-Adviser expect that, over time, the correlation between the Fund’s performance and that of the Underlying Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation.

The Adviser and/or Sub-Adviser use a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index.

The Fund may or may not hold all of the securities in the Underlying Index. The Fund intends to enter into forward currency contracts designed to offset the Fund’s exposure to non-U.S. currencies. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed-upon rate. The amount of forward contracts in the Fund is based on the aggregate exposure of the Fund and Underlying Index to each non-U.S. currency. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, this does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts may not perfectly offset the actual fluctuations of non-U.S. currencies relative to the U.S. dollar.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. The Fund may also invest in depositary receipts to seek performance that corresponds to the Underlying Index. Investments in depositary receipts will count towards the 80% investment policy discussed above.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of the Prospectus entitled “Further Discussion of Principal Risks” and in the Statement of Additional Information (“SAI”).

Non-U.S. and Emerging Market Securities Risk. The Fund’s investments in non-U.S. and emerging markets may be subject to a greater risk of loss than investments in developed markets. Such risks may include: (i) greater market volatility, (ii) lower trading volume, (iii) political and economic instability, (iv) high levels of inflation, deflation or currency devaluation, (v) greater social, political and economic uncertainty, (vi) greater risk of market shut down, (vii) higher transactional and custody costs (viii) taxation by foreign governments, (ix) decreased market liquidity, (x) various administrative difficulties, such as delays in clearing and settling portfolio transactions, (xi) more governmental limitations on foreign investments and limitations on repatriation of invested capital than those typically found in a developed market, and (xii) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed countries. Because the Fund will invest in securities denominated in foreign currencies and the income received by the Fund will generally be in foreign currency, changes in currency exchange rates may negatively impact the Fund’s return. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, the Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities.

Currency Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the non-U.S. currencies included in the Underlying Index against the U.S. dollar. These strategies may not be successful. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s investment and the value of your Fund shares. To the extent the Fund’s hedging strategies are not successful, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Furthermore, because no changes in the currency weights in the Underlying Index are made during the month to account for changes in the Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes, changes in the value of the non-U.S. currencies included in the Underlying Index against the U.S. dollar during the month may affect the value of the Fund’s investment. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

Forward Currency Contracts Risk. The Fund invests in forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Equity Securities Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in equity securities, including general economic conditions and sudden and unpredictable drops in value. The Fund’s NAV and market price, like security prices generally, will fluctuate within a wide range in response to these and other factors.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. The performance of the Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Underlying Index, the Fund’s return may deviate significantly from the return of the Underlying Index.

Cash Redemption Risk. Because the Fund invests a portion of its assets in foreign currency forward contracts, the Fund may pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required to unwind such contracts or sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used.

Valuation Risk. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Non-Diversification Risk. The Fund is non-diversified and may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular industry, the Fund will be susceptible to loss due to adverse occurrences affecting that industry.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.

Performance Information

As of the date of the Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. DBX Advisors LLC.

Sub-Adviser. [  ].

Subject to the Adviser and the Trust obtaining required exemptive relief from the SEC (and there can be no assurance that such relief will be obtained), the Adviser may, from time to time, and with the approval of the Trust’s Board of Trustees (the “Board”), enter into investment sub-advisory agreements with sub-advisers as well as replace sub-advisers and amend investment sub-advisory agreements, including fees, without obtaining shareholder approval whenever the Adviser and the Board believe such action will benefit the Fund and its shareholders.

Portfolio Managers. [  ] and [  ], each a Portfolio Manager, are primarily responsible for the day-to- day management of the Fund. Each Portfolio Manager functions as a member of a portfolio manager team. [  ] and [  ] have been Portfolio Managers of the Fund since [  ].

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases and Sales of Fund Shares and Taxes” on page 29 of this Prospectus.

DBX MSCI EAFE CURRENCY-HEDGED EQUITY FUND

Ticker: XEAF	Stock Exchange: NYSE Arca

Investment Objective

The DBX MSCI EAFE Currency-Hedged Equity Fund (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE FX

Hedge Index in USD (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The following table describes the fees and expenses that you will incur if you own shares of the Fund. Pursuant to the Investment Advisory Agreement between DBX Advisors LLC (the “Adviser”) and DBX ETF Trust (the “Trust”), the Adviser is responsible for substantially all expenses of the Fund, including the payments to [  ] (the “Sub-Adviser”), the cost of transfer agency, custody, fund administration, legal, audit and other services except interest expense and taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (on going expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses*	Total Annual Operating Expenses

[ ]% (comprehensive management fee)	None	None	[ ]%

* “Other Expenses” are based on estimated amounts for the current fiscal year.

Example. This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years

$[ ]	$[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Underlying Index is designed to provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. As of May 27, 2010, the Underlying Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands,

New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar. The Underlying Index and the Fund seek to track the performance of equity securities in these developed markets that is attributable solely to stock prices.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index. The Adviser and/or Sub-Adviser expect that, over time, the correlation between the Fund’s performance and that of the Underlying Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation.

The Adviser and/or Sub-Adviser use a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. The Fund intends to enter into forward currency contracts designed to offset the Fund’s exposure to non-U.S. currencies. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed-upon rate. The amount of forward contracts in the Fund is based on the aggregate exposure of the Fund and Underlying Index to each non-U.S. currency. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, this does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts may not perfectly offset the actual fluctuations of non-U.S. currencies relative to the U.S. dollar.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. The Fund may also invest in depositary receipts to seek performance that corresponds to the Underlying Index. Investments in depositary receipts will count towards the 80% investment policy discussed above.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of the Prospectus entitled “Further Discussion of Principal Risks” and in the Statement of Additional Information (“SAI”).

Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity, political instability and various administrative difficulties, such as delays in clearing and settling portfolio transactions. Because the Fund will invest in securities denominated in foreign currencies and the income received by the Fund will generally be in foreign currency, changes in currency exchange rates may negatively impact the Fund’s return. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, the Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities.

Currency Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the non-U.S. currencies included in the Underlying Index against the U.S. dollar. These strategies may not be successful. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s investment and the value of your Fund shares. To the extent the Fund’s hedging strategies are not successful, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Furthermore, because no changes in the currency weights in the Underlying Index are made during the month to account for changes in the Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes, changes in the value of the non-U.S. currencies included in the Underlying Index against the U.S. dollar during the month may affect the value of the Fund’s investment. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

Forward Currency Contracts Risk. The Fund intends to invest in forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Equity Securities Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in equity securities, including general economic conditions and sudden and unpredictable drops in value. The Fund’s NAV and market price, like security prices generally, will fluctuate within a wide range in response to these and other factors.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. The performance of the Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Underlying Index, the Fund’s return may deviate significantly from the return of the Underlying Index.

Cash Redemption Risk. Because the Fund invests a portion of its assets in foreign currency forward contracts, the Fund may pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required to unwind such contracts or sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used.

Valuation Risk. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Non-Diversification Risk. The Fund is non-diversified and may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular industry, the Fund will be susceptible to loss due to adverse occurrences affecting that industry.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.

Performance Information

As of the date of the Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. DBX Advisors LLC.

Sub-Adviser. [  ].

Subject to the Adviser and the Trust obtaining required exemptive relief from the SEC (and there can be no assurance that such relief will be obtained), the Adviser may, from time to time, and with the approval of the Trust’s Board of Trustees (the “Board”), enter into investment sub-advisory agreements with sub-advisers as well as replace sub-advisers and amend investment sub-advisory agreements, including fees, without obtaining shareholder approval whenever the Adviser and the Board believe such action will benefit the Fund and its shareholders.

Portfolio Managers. [  ] and [  ], each a Portfolio Manager, are primarily responsible for the day-to- day management of the Fund. Each Portfolio Manager functions as a member of a portfolio manager team. [  ] and [  ] have been Portfolio Managers of the Fund since [  ].

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases and Sales of Fund Shares and Taxes” on page 29 of this Prospectus.

DBX MSCI BRAZIL CURRENCY-HEDGED EQUITY FUND

Ticker: XBRZ	Stock Exchange: NYSE Arca

Investment Objective

The DBX MSCI Brazil Currency-Hedged Equity Fund (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Brazil FX Hedge Index in USD (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The following table describes the fees and expenses that you will incur if you own shares of the Fund. Pursuant to the Investment Advisory Agreement between DBX Advisors LLC (the “Adviser”) and DBX ETF Trust (the “Trust”), the Adviser is responsible for substantially all expenses of the Fund, including the payments to [  ] (the “Sub-Adviser”), the cost of transfer agency, custody, fund administration, legal, audit and other services except interest expense and taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (on going expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses*	Total Annual Operating Expenses
[ ]% (comprehensive management fee)	None	None	[ ]%
*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example. This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Underlying Index is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real.

For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar. The Underlying Index and the Fund seek to track the performance of equity securities in the Brazilian markets that is attributable solely to stock prices.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index. The Adviser and/or Sub-Adviser expect that, over time, the correlation between the Fund’s performance and that of the Underlying Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation.

The Adviser and/or Sub-Adviser use a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. The Fund intends to enter into forward currency contracts designed to offset the Fund’s exposure to non-U.S. currencies. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed-upon rate. The amount of forward contracts in the Fund is based on the aggregate exposure of the Fund and Underlying Index to each non-U.S. currency. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, this does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts may not perfectly offset the actual fluctuations of non-U.S. currencies relative to the U.S. dollar.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. The Fund may also invest in depositary receipts to seek performance that corresponds to the Underlying Index. Investments in depositary receipts will count towards the 80% investment policy discussed above.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of the Prospectus entitled “Further Discussion of Principal Risks” and in the Statement of Additional Information (“SAI”).

Risks Related to Investing in Brazil. Investments in securities of Brazilian companies are subject to regulatory and economic interventions that the Brazilian government has frequently exercised in the past, including the setting of wage and price controls, blocking access to bank accounts, imposing exchange controls and limiting imports. In addition, the Brazilian securities markets may be subject to greater market volatility, lower trading volume, greater risk of market shut down, higher transactional and custody costs, decreased market liquidity and various administrative difficulties, such as delays in clearing and settling portfolio transactions. The Brazilian government has often changed monetary, taxation, credit, tariff and other policies to influence the core of Brazil’s economy. Investments are also subject to certain restrictions on foreign investment as provided by Brazilian law. The market for Brazilian securities is directly influenced by the flow of international capital, and economic and market conditions of certain countries, especially emerging market countries. The Brazilian economy has historically been subject to high rates of inflation and a high level of debt, all of which may stifle economic growth. Brazil is heavily dependent on exports to its trading partners, including the United States, China and other countries in Central and South America, and reduction in spending on Brazilian products or adverse economic events in any of these countries may impact the Brazilian economy. Despite rapid development in recent years, Brazil still suffers from high levels of corruption, crime and income disparity. There is the possibility that such conditions may lead to social unrest and political upheaval in the future, which may have adverse effects on the Fund’s investments. In addition, the Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities.

Currency Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the non-U.S. currencies included in the Underlying Index against the U.S. dollar. These strategies may not be successful. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s investment and the value of your Fund shares. To the extent the Fund’s hedging strategies are not successful, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Furthermore, because no changes in the currency weights in the Underlying Index are made during the month to account for changes in the Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes, changes in the value of the non-U.S. currencies included in the Underlying Index against the U.S. dollar during the month may affect the value of the Fund’s investment. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

Forward Currency Contracts Risk. The Fund invests in forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Equity Securities Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in equity securities, including general economic conditions and sudden and unpredictable drops in value. The Fund’s NAV and market price, like security prices generally, will fluctuate within a wide range in response to these and other factors.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. The performance of the Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Underlying Index, the Fund’s return may deviate significantly from the return of the Underlying Index.

Cash Redemption Risk. Because the Fund invests a portion of its assets in foreign currency forward contracts, the Fund may pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required to unwind such contracts or sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used.

Valuation Risk. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Non-Diversification Risk. The Fund is non-diversified and may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular industry, the Fund will be susceptible to loss due to adverse occurrences affecting that industry.

Geographic Investment Risk. Because the Fund invests a significant portion of its assets in the securities of a single country, it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.

Performance Information

As of the date of the Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. DBX Advisors LLC.

Sub-Adviser. [  ].

Subject to the Adviser and the Trust obtaining required exemptive relief from the SEC (and there can be no assurance that such relief will be obtained), the Adviser may, from time to time, and with the approval of the Trust’s Board of Trustees (the “Board”), enter into investment sub-advisory agreements with sub-advisers as well as replace sub-advisers and amend investment sub-advisory agreements, including fees, without obtaining shareholder approval whenever the Adviser and the Board believe such action will benefit the Fund and its shareholders.

Portfolio Managers. [  ] and [  ], each a Portfolio Manager, are primarily responsible for the day-to- day management of the Fund. Each Portfolio Manager functions as a member of a portfolio manager team. [  ] and [  ] have been Portfolio Managers of the Fund since [  ].

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases and Sales of Fund Shares and Taxes” on page 29 of this Prospectus.

DBX MSCI CANADA CURRENCY-HEDGED EQUITY FUND

Ticker: XCAN	Stock Exchange: NYSE Arca

Investment Objective

The DBX MSCI Canada Currency-Hedged Equity Fund (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Canada FX Hedge Index in USD (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The following table describes the fees and expenses that you will incur if you own shares of the Fund. Pursuant to the Investment Advisory Agreement between DBX Advisors LLC (the “Adviser”) and DBX ETF Trust (the “Trust”), the Adviser is responsible for substantially all expenses of the Fund, including the payments to [    ] (the “Sub-Adviser”), the cost of transfer agency, custody, fund administration, legal, audit and other services except interest expense and taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (on going expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses*	Total Annual Operating Expenses

[ ]% (comprehensive management fee)	None	None	[ ]%
*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example. This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years

$[ ]	$[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Underlying Index is designed to provide exposure to Canadian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Canadian dollar.

For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar. The Underlying Index and the Fund seek to track the performance of equity securities in the Canadian markets that is attributable solely to stock prices.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index. The Adviser and/or Sub-Adviser expect that, over time, the correlation between the Fund’s performance and that of the Underlying Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation.

The Adviser and/or Sub-Adviser use a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. The Fund intends to enter into forward currency contracts designed to offset the Fund’s exposure to non-U.S. currencies. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed-upon rate. The amount of forward contracts in the Fund is based on the aggregate exposure of the Fund and Underlying Index to each non-U.S. currency. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, this does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts may not perfectly offset the actual fluctuations of non-U.S. currencies relative to the U.S. dollar.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. The Fund may also invest in depositary receipts to seek performance that corresponds to the Underlying Index. Investments in depositary receipts will count towards the 80% investment policy discussed above.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of the Prospectus entitled “Further Discussion of Principal Risks” and in the Statement of Additional Information (“SAI”).

Risks Related to Investing in Canada. The Fund may be subject to risks relating to its investment in Canadian securities. The Canadian economy may be significantly affected by the U.S. economy, given that the United States is Canada’s largest trading partner and foreign investor. Since the implementation of the North American Free Trade Agreement (NAFTA) in 1994, total two-way merchandise trade between the United States and Canada has more than doubled. To further this relationship, all three NAFTA countries entered into The Security and Prosperity Partnership of North America in March 2005, which addressed economic and security related issues. The new agreement may further affect Canada’s dependency on the U.S. economy. In addition, past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market. Furthermore, the Canadian economy is susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on the Canadian economy. Because the Fund will invest in securities denominated in foreign currencies and the income received by the Fund will generally be in foreign currency, changes in currency exchange rates may negatively impact the Fund’s return. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, the Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities.

Currency Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the non-U.S. currencies included in the Underlying Index against the U.S. dollar. These strategies may not be successful. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s investment and the value of your Fund shares. To the extent the Fund’s hedging strategies are not successful, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Furthermore, because no changes in the currency weights in the Underlying Index are made during the month to account for changes in the Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes, changes in the value of the non-U.S. currencies included in the Underlying Index against the U.S. dollar during the month may affect the value of the Fund’s investment. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

Forward Currency Contacts Risk. The Fund intends to invest in forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Equity Securities Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in equity securities, including general economic conditions and sudden and unpredictable drops in value. The Fund’s NAV and market price, like security prices generally, will fluctuate within a wide range in response to these and other factors.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. The performance of the Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Underlying Index, the Fund’s return may deviate significantly from the return of the Underlying Index.

Cash Redemption Risk. Because the Fund invests a portion of its assets in foreign currency forward contracts, the Fund may pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required to unwind such contracts or sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used.

Valuation Risk. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Non-Diversification Risk. The Fund is non-diversified and may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular industry, the Fund will be susceptible to loss due to adverse occurrences affecting that industry.

Geographic Investment Risk. Because the Fund invests a significant portion of its assets in the securities of a single country, it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.

Performance Information

As of the date of the Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. DBX Advisors LLC.

Sub-Adviser. [  ].

Subject to the Adviser and the Trust obtaining required exemptive relief from the SEC (and there can be no assurance that such relief will be obtained), the Adviser may, from time to time, and with the approval of the Trust’s Board of Trustees (the “Board”), enter into investment sub-advisory agreements with sub-advisers as well as replace sub-advisers and amend investment sub-advisory agreements, including fees, without obtaining shareholder approval whenever the Adviser and the Board believe such action will benefit the Fund and its shareholders.

Portfolio Managers. [  ] and [  ], each a Portfolio Manager, are primarily responsible for the day-to- day management of the Fund. Each Portfolio Manager functions as a member of a portfolio manager team. [  ] and [  ] have been Portfolio Managers of the Fund since [  ].

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases and Sales of Fund Shares and Taxes” on page 29 of this Prospectus.

DBX MSCI JAPAN CURRENCY-HEDGED EQUITY FUND

Ticker: XJPN	Stock Exchange: NYSE Arca

Investment Objective

The DBX MSCI Japan Currency-Hedged Equity Fund (the “Fund”) seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Japan FX Hedge Index in USD (the “Underlying Index”).

Fees and Expenses

The following table describes the fees and expenses that you will incur if you own shares of the Fund. The following table describes the fees and expenses that you will incur if you own shares of the Fund. Pursuant to the Investment Advisory Agreement between DBX Advisors LLC (the “Adviser”) and DBX ETF Trust (the “Trust”), the Adviser is responsible for substantially all expenses of the Fund, including the payments to [  ] (the “Sub-Adviser”), the cost of transfer agency, custody, fund administration, legal, audit and other services except interest expense and taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the example that follows:

Annual Fund Operating Expenses (on going expenses that you pay each year as a percentage of the value of your investments)
Management Fees	Distribution and Service (12b-1) Fees	Other Expenses*	Total Annual Operating Expenses

[ ]% (comprehensive management fee)	None	None	[ ]%
*	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example. This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years

$[ ]	$[ ]

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Underlying Index is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar. The Underlying Index and the Fund seek to track the performance of equity securities in the Japanese markets that is attributable solely to stock prices.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Underlying Index. The Adviser and/or Sub-Adviser expect that, over time, the correlation between the Fund’s performance and that of the Underlying Index before fees and expenses will be 95% or better. A figure of 100% would indicate perfect correlation.

The Adviser and/or Sub-Adviser use a representative sampling indexing strategy in seeking to achieve the Fund’s investment objective. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. The Fund intends to enter into forward currency contracts designed to offset the Fund’s exposure to non-U.S. currencies. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed-upon rate. The amount of forward contracts in the Fund is based on the aggregate exposure of the Fund and Underlying Index to each non-U.S. currency. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, this does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts may not perfectly offset the actual fluctuations of non-U.S. currencies relative to the U.S. dollar.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. The Fund may also invest in depositary receipts to seek performance that corresponds to the Underlying Index. Investments in depositary receipts will count towards the 80% investment policy discussed above.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.

Summary of Principal Risks

As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective, as well as numerous other risks that are described in greater detail in the section of the Prospectus entitled “Further Discussion of Principal Risks” and in the Statement of Additional Information (“SAI”).

Risks Related to Investing in Japan. The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan may be subject to risks relating to political, economic and labor risks. Any of these risks, individually or in the aggregate, could adversely affect investments in the Fund. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Furthermore, Japanese corporations often engage in high levels of corporate leveraging, extensive cross-purchases of the securities of other corporations and are subject to a changing corporate governance structure. In addition, the Japanese securities markets may be subject to greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity, political instability and various administrative difficulties, such as delays in clearing and settling portfolio transactions. Because the Fund will invest in securities denominated in foreign currencies and the income received by the Fund will generally be in foreign currency, changes in currency exchange rates may negatively impact the Fund’s return. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, the Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities.

Currency Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the non-U.S. currencies included in the Underlying Index against the U.S. dollar. These strategies may not be successful. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s investment and the value of your Fund shares. To the extent the Fund’s hedging strategies are not successful, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Furthermore, because no changes in the currency weights in the Underlying Index are made during the month to account for changes in the Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes, changes in the value of the non-U.S. currencies included in the Underlying Index against the U.S. dollar during the month may affect the value of the Fund’s investment. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

Forward Currency Contracts Risk. The Fund invests in forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Forward currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. Hedging the Fund’s currency risks involves the risk of mismatching the Fund’s objectives under a forward contract with the value of securities denominated in a particular currency. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

Equity Securities Risk. An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in equity securities, including general economic conditions and sudden and unpredictable drops in value. The Fund’s NAV and market price, like security prices generally, will fluctuate within a wide range in response to these and other factors.

Passive Investment Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. The performance of the Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows and operational inefficiencies. In addition, the Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Underlying Index, the Fund’s return may deviate significantly from the return of the Underlying Index.

Cash Redemption Risk. Because the Fund invests a portion of its assets in foreign currency forward contracts, the Fund may pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. The Fund may be required to unwind such contracts or sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result the Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used.

Valuation Risk. The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Non-Diversification Risk. The Fund is non-diversified and may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Concentration Risk. To the extent that the Fund’s investments are concentrated in a particular industry, the Fund will be susceptible to loss due to adverse occurrences affecting that industry.

Geographic Investment Risk. Because the Fund invests a significant portion of its assets in the securities of a single country, it is more likely to be impacted by events or conditions affecting that country. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.

Performance Information

As of the date of the Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Management

Investment Adviser. DBX Advisors LLC.

Sub-Adviser. [  ].

Subject to the Adviser and the Trust obtaining required exemptive relief from the SEC (and there can be no assurance that such relief will be obtained), the Adviser may, from time to time, and with the approval of the Trust’s Board of Trustees (the “Board”), enter into investment sub-advisory agreements with sub-advisers as well as replace sub-advisers and amend investment sub-advisory agreements, including fees, without obtaining shareholder approval whenever the Adviser and the Board believe such action will benefit the Fund and its shareholders.

Portfolio Managers. [  ] and [  ], each a Portfolio Manager, are primarily responsible for the day-to- day management of the Fund.

Each Portfolio Manager functions as a member of a portfolio manager team. [  ] and [  ] have been Portfolio Managers of the Fund since [  ].

For important information about the purchase and sale of Fund shares and tax information, please turn to “Summary Information about Purchases and Sales of Fund Shares and Taxes” on page 29 of this Prospectus.

Summary Information About Purchases and Sales of Fund Shares and Taxes

Purchase and Sale of Fund Shares

Fund shares will be listed and traded at market prices on an exchange. Individual Fund shares may only be purchased and sold on the exchange through a broker-dealer. The price of Fund shares is based on market price, and because exchange-traded fund shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will only issue or redeem shares that have been aggregated into blocks of [    ] shares or multiples thereof (“Creation Units”) to authorized participants who have entered into agreements with the Fund’s distributor. Except when aggregated in Creation Units, the shares are not redeemable securities of a Fund.

Tax Information

Each Fund intends to make distributions that may be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an IRA. For more information regarding the tax consequences that may be associated with investing in a Fund, please refer to the section of the Prospectus entitled “Taxes on Distributions.”

Additional Information About Funds’ Investment Strategies and Risks

Principal Investment Strategies

Additional Information about each Fund’s Underlying Index construction is set forth below.

Each Underlying Index is calculated and maintained by MSCI Inc. (“Index Provider”).

The MSCI Emerging Markets FX Hedge Index in USD is designed to provide exposure to equity securities in the global emerging markets, while at the same time hedging exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies in these emerging market countries. The MSCI Emerging Markets FX Hedge Index in USD measures the performance impact of hedging the currency exposure of the following emerging market indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey, relative to the U.S. dollar.

The MSCI EAFE FX Hedge Index in USD is designed to provide exposure to exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. The MSCI EAFE FX Hedge Index in USD measures the performance impact of hedging the currency exposure of the following developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom, relative to the U.S. dollar.

The MSCI Brazil FX Hedge Index in USD is designed to provide exposure to Brazilian equity markets while at the same time hedging exposure to fluctuations of the Brazilian real relative to the U.S. dollar.

The MSCI Canada FX Hedge Index in USD is designed to provide exposure to Canadian equity markets while at the same time hedging exposure to fluctuations of the Canadian dollar relative to the U.S. dollar.

The MSCI Japan FX Hedge Index in USD is designed to provide exposure to Japanese equity markets while at the same time hedging exposure to fluctuations of the Japanese yen relative to the U.S. dollar.

With respect to each Underlying Index, the weight of each currency corresponds to the relative market cap weight of the securities quoted in that currency in the underlying MSCI Equity Index. More precisely, the weights are derived from the aggregate free-float adjusted market capitalization of the securities quoted in the respective currencies in the underlying MSCI Equity Index as of the close of two business days before the first calendar day of following month, but taking into account any month end changes in the index constituents due to rebalancing and corporate actions. Each Underlying Index is rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of each Underlying Index marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar. Each Underling Index seeks to track the performance of equity securities in specified markets that is attributable solely to stock prices.

A Further Discussion of Principal Risks

Each Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. You could lose all or part of your investment in the Fund, and the Fund could underperform other investments. Risk information is applicable to all Funds unless otherwise noted.

Risks Related to Investing in Brazil. (DBX MSCI Brazil Currency-Hedged Equity Fund only) Investments in securities of Brazilian companies are subject to regulatory, economic and political risks related to the significant influence that the Brazilian government exercises over its economy. The Brazilian economy has historically been characterized by frequent, and occasionally drastic, intervention by the Brazilian government. Government efforts to check inflation and shape other aspects of the economy have involved, among others, the setting of wage and price controls, blocking access to bank accounts, imposing exchange controls and limiting imports. There can be no assurances that similar measures will not be instituted in the future. Such measures may have significant effects on the Fund’s investments.

Brazil, like many other South American countries, has historically experienced high rates of inflation and may do so in the future. An increase in prices for petroleum, the depreciation of the real and future governmental measures seeking to maintain the value of the real in relation to the U.S. dollar, may trigger increases in inflation in Brazil and may slow the rate of growth of the Brazilian economy. Brazil also continues to suffer from a high level of debt and public spending, which may stifle economic growth, contribute to prolonged periods of recession or lower the country’s sovereign debt rating, all of which may adversely impact the Fund’s investments.

Investments in Brazilian securities may be subject to certain restriction on foreign investment. Brazilian law provides that whenever a serious imbalance in Brazil’s balance of payments exists or is anticipated, the Brazilian government may impose temporary restrictions on the remittance to foreign investors of the proceeds of their investment in Brazil and on the conversion of Brazilian currency into foreign currency. The likelihood of such restrictions may be affected by the extent of Brazil’s foreign currency reserves, the availability of sufficient foreign currency in the foreign exchange markets on the date a payment is due, the size of Brazil’s debt service burden relative to the economy as a whole and political constraints to which Brazil may be subject. There can be no assurance that the Brazilian government will not impose restrictions or restrictive exchange control policies in the future.

Brazil is heavily dependent on export to the United States, China and other countries in Central and South America, especially fellow member states in the Mercosur trade bloc. Reduction in spending on Brazilian products and services, or adverse economic events, such as inflation, high interest rates, currency devaluation, political upheaval and high unemployment rates, in any of the trading partner states may impact the Brazilian economy. Further, many economies in Central and South America, including Brazil’s, are heavily dependent on commodity exports and may be particularly sensitive to fluctuations in commodity prices.

Despite rapid development in recent years, Brazil still suffers from high levels of corruption, crime and income disparity. There is the possibility that such conditions may lead to social unrest and political upheaval in the future, which may have adverse effects on the Fund’s investments.

Risks Related to Investing in Canada. (DBX MSCI Canada Currency-Hedged Equity Fund only) The Fund may be subject to risks relating to its investment in Canadian securities. The Canadian economy is dependent on the economies of the United States as a key trading partner. Reduction in spending on Canadian products and services or changes in the U.S. economy may cause an impact in the Canadian economy. The Canadian economy may be significantly affected by the U.S. economy, given that the United States is Canada’s largest trading partner and foreign investor. Since the implementation of the NAFTA in 1994, total two-way merchandise trade between the United States and Canada has more than doubled. To further this relationship, all three NAFTA countries entered into The Security and Prosperity Partnership of North America in March 2005, which addressed economic and security related issues. The new agreement may further affect Canada’s dependency on the U.S. economy. In addition, past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market. Furthermore, the Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

Risks Related to Investing in Japan. (DBX MSCI Japan Currency-Hedged Equity Fund only) The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. Japan’s relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Most recently, the Japanese government has shown concern over the increased nuclear and military activity by North Korea. Strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy in times of crisis. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Historically, Japan has been subject to unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect the Fund’s investments. In addition, the Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the economy. Furthermore, Japan has an aging workforce. It is a labor market undergoing fundamental structural changes, as traditional lifetime employment clashes with the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Furthermore, Japanese corporations often engage in high levels of corporate leveraging, extensive cross-purchases of the securities of other corporations and are subject to a changing corporate governance structure.

Currency Risk. Each Fund uses various strategies to attempt to minimize the impact of changes in the value of the non-U.S. currencies included in its Underlying Index against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs or for other reasons, a Fund’s exposure to the currencies included in the Underlying Index may not be fully hedged at all times. For example, a Fund may not hedge against exposure to currencies that represent a relatively smaller portion of the Underlying Index. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of a Fund’s investment and the value of your Fund shares. To the extent a Fund’s hedging strategies are not successful, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in a Fund’s holdings goes up. Conversely, the dollar value of your investment in a Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Furthermore, because no changes in the currency weights in each Fund’s Underlying Index are made during the month to account for changes in each Fund’s Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes, changes in the value of the non-U.S. currencies included in a Fund’s Underlying Index against the U.S. dollar during the month may affect the value of the Fund’s investment. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money. Because a Fund’s NAV is determined on the basis of the U.S. dollar, investors may lose money if the local currency depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings in that market increases.

Emerging Markets Risk. (DBX MSCI Emerging Markets Currency-Hedged Equity Fund and DBX MSCI Brazil Currency-Hedged Equity Fund only) Investment in emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, (i) greater market volatility, (ii) lower trading volume, (iii) political and economic instability, (iv) high levels of inflations, deflation or currency devaluation, (v) greater risk of market shut down,

(vi) more governmental limitations on foreign investments and limitations on repatriation of invested capital than those typically found in a developed market, and (vii) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets.

The financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility in a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to a Fund. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. Local agents are held only to the standards of care of their local markets.

Non-U.S. Securities Risks. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. Investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are close. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.

Each Fund may invest in depositary receipts, which involve similar risks to those associated with investments in foreign securities. Depositary receipts are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. The issuers of certain depositary receipts are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and may negatively affect the Fund’s ability to replicate the performance of its Index. In addition, investments in depositary receipts may lead to tracking error.

Forward Currency Contracts Risk. Each Fund invests in forward currency contracts. A forward currency contract is a negotiated agreement between two parties to exchange specified amounts of two or more currencies at a specified future time at a specified rate. The rate specified by the forward contract can be higher or lower than the spot rate between the currencies that are the subject of the contract. Settlement of a forward currency contract for the purchase of most currencies typically must occur at a bank based in the issuing nation. By entering into a forward currency contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, the Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is an additional risk to the effect that currency contracts create exposure to currencies in which the Fund’s securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. Forward currency contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts also may increase the Fund’s volatility and may involve a significant amount of risk relative to the investment of cash.

Equity Securities Risk. The Fund invests in equity securities, which are subject to volatile changes in value that may be attributable to market perception of a particular issuer or to general stock market fluctuations that affect all issuers. Investments in equity securities may be more volatile than investments in other asset classes.

Market Risk. An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Passive Investment Risk. Each Fund is not actively managed and may be affected by a general decline in market segments relating to its Underlying Index. Each Fund invests in securities and other instruments included in, or representative of, its respective Underlying Index regardless of their investment merits. As a result, a Fund may hold constituent securities of its respective Underlying Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, a Fund incurs a number of operating expenses not applicable to its Underlying Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units. Imperfect correlation between a Fund’s portfolio securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause tracking error, the divergence of the Fund’s performance from that of its Underlying Index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses while its Underlying Index does not. In addition, a Fund may not be able to invest in certain securities and other instruments included in its Underlying Index, or invest in them in the exact proportions they represent of its Underlying Index, due to legal restrictions or limitations imposed by the governments of certain countries or a lack of liquidity on stock exchanges in which such securities trade. Moreover, a Fund may be delayed in purchasing or selling securities and other instruments included in its Underlying Index. Any issues a Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking risk.

Cash Redemption Risk. Because each Fund invests a portion of its assets in foreign currency forward contracts, such Fund may pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. Each Fund may be required to unwind such contracts or sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize a capital gain that it might not have incurred if it had made a redemption in-kind. As a result a Fund may pay out higher annual capital gains distributions than if the in-kind redemption process was used.

Valuation Risk. Because non-U.S. exchanges may be open on days when a Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Non-Diversification Risk. The Fund is “non-diversified.” and may invest a larger percentage of its assets in securities of a few issuers or a single issuer than that of a diversified fund. As a result, the Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Concentration Risk. To the extent that a Fund’s Underlying Index concentrates in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Underlying Index. A Fund that concentrates, or otherwise invests a large portion of its assets in a single industry or group of industries, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

Geographic Investment Risk. To the extent that a Fund’s Underlying Index invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.

Additional Investment Strategies

Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. Each Fund may also invest in depositary receipts to seek performance that corresponds to its respective Underlying Index. Investments in depositary receipts will count towards each Fund’s 80% investment policy discussed above.

Each Fund may invest its remaining assets in other securities, including securities not in the Underlying Index, cash and cash equivalents, money market instruments, such as repurchase agreements or money market funds (including money market funds advised by the Adviser, Sub-Adviser or their affiliates (subject to applicable limitations under the Investment Company Act of 1940, as amended (the “1940 Act”), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in futures contracts, options on futures contracts, other types of options and swaps related to its Underlying Index. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines.

Each of the policies described herein, including the investment objective and 80% investment policy of each Fund, constitutes a non-fundamental policy that may be changed by the Board of the Trust without shareholder approval. Each Fund’s 80% investment policy requires 60 days’ prior written notice to shareholders before it can be changed. Certain fundamental policies of the Funds are set forth in the SAI.

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked-to-market on a daily basis.

Additional Risks of Investing in the Funds

Absence of Active Market. Although shares of each Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Trading Risks. Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Shares of the Fund May Trade at Prices Other Than NAV. Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of Shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), the Adviser and Sub-Adviser believe that large discounts or premiums to the NAV of the shares should not be sustained. While the creation/redemption feature is designed to make it likely that shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV. Since foreign exchanges may be open on days when the Funds do not price shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell shares.

Costs of Buying or Selling Fund Shares. Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you will also incur the cost of the “spread” – that is, the difference between what professional investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

Derivatives Risk. Derivatives are financial instruments, such as futures and swaps, whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile and a Fund could lose more than the amount it invests. Many derivative transactions are entered into “over-the-counter” (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of a Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for a Fund’s derivative positions at any time.

Futures. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return and the potential loss from futures can exceed a Fund’s initial investment in such contracts.

Swaps. The use of swap agreements entails certain risks, which may be different from, and possibly greater than, the risks associated with investing directly in the underlying asset for the swap agreement. For example, swap agreements may be subject to the risk of default by a counterparty as a result of bankruptcy or otherwise, which may cause a Fund to lose payments due by such counterparty altogether, or collect only a portion thereof, which collection could involve additional costs or delays. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to a Fund. In addition, a swap transaction may be subject to a Fund’s limitation on investments in illiquid securities. Swap agreements may be subject to pricing risk, which exists when a particular swap agreement becomes extraordinarily expensive (or inexpensive) relative to historical prices or the prices of corresponding cash market instruments. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Securities Lending. The Funds may engage in lending their portfolio securities to certain borrowers. A risk in lending portfolio securities consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Funds may be exposed to the risk that the sale of any collateral realized upon the borrower’s default will not yield proceeds sufficient to replace the loaned securities. Furthermore, because of the risks in delay of recovery, the Funds may lose the opportunity to sell the securities at a desirable price, and the Funds will generally not have the right to vote securities while they are being loaned. In addition, the Funds will bear the risk of loss of any cash collateral that they invest.

Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s SAI. The top holdings of a Fund can be found at www.[  ].com. Fund fact sheets provide information regarding a Fund’s top holdings and may be requested by calling 1- 800-[  ].

Management

Investment Adviser and Sub-Adviser. The Adviser has overall responsibility for the general management and administration of the Trust and oversight of the Sub-Adviser.

[  ] is a registered investment adviser and serves as the investment sub-adviser each Fund and, subject to the supervision of the Adviser and the Trust’s Board, is responsible for the investment management of the Funds.

Pursuant to the Investment Advisory Agreement between the Adviser and the Trust (entered into on behalf of each Fund), the Adviser is responsible for substantially all expenses of the Funds, including the payments to the Sub-Adviser, the cost of transfer agency, custody, fund administration, legal, audit and other services except interest expense and taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

For its investment advisory services to each Fund, the Adviser is entitled to receive a management fee from each Fund at an annual rate equal to [  ]% (with respect to DBX MSCI Emerging Markets Currency-Hedged Equity Fund), [  ]% (with respect to DBX MSCI EAFE Currency-Hedged Equity Fund), [  ]% (with respect to DBX MSCI Brazil Currency-Hedged Equity Fund), [  ]% (with respect to DBX MSCI Canada Currency-Hedged Equity Fund) and [  ]% (with respect DBX MSCI Japan Currency-Hedged Equity Fund) of its average daily net assets.

DBX Advisors LLC is located at 60 Wall Street, New York, New York 10005. The Adviser has been a registered investment adviser since August 27, 2010 and had approximately $[  ] in assets under management as of [  ], 2010.

[  ] is located at [  ]. The Sub-Adviser has been a registered investment adviser since [  ] and had approximately $[  ] in assets under management as of [  ], 2010.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreement and the Sub-Advisory Agreement will be available in each Fund’s [annual] report for the period ended [  ].

Manager of Managers Structure. The Adviser and the Trust [have filed] an application for an exemptive order (the “Order”) from the SEC that, if granted, would permit the Adviser to enter into investment sub-advisory agreements with sub-advisers without obtaining shareholder approval. The Adviser, subject to the review and approval of the Board, would select sub-advisers for each Fund and would supervise, monitor and evaluate the performance of each sub-adviser.

The Order would also permit the Adviser, subject to the approval of the Board, to replace sub-advisers and amend investment sub-advisory agreements, including fees, without shareholder approval whenever the Adviser and the Board believe such action will benefit a Fund and its shareholders. The Adviser will thus have the (subject to the ultimate oversight of the Board) ultimate responsibility to recommend the hiring and replacement of sub-advisers as well as the discretion to terminate any sub-adviser and reallocate a Fund’s assets for management among any other sub-adviser(s) and itself. This means that the Adviser would be able to reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fees and retain a smaller portion of the management fee. The Adviser would compensate each adviser out of its management fee.

There can be no assurance the Order will be obtained.

Portfolio Managers. [To be updated] [  ] and [  ] (the “Portfolio Managers”) are primarily responsible for the day-to-day management of each Fund. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team with more limited responsibilities.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership (if any) of shares in the Funds.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of the Funds, is available free of charge by calling toll-free: 1-800-[  ] (1-800-[  ]-[  ]) or visiting our website at www.[  ].com.

Buying and Selling Shares. Shares of the Funds will be listed for trading on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly-traded companies. The Trust does not impose any minimum investment for shares of a Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that may apply to all securities transactions. When buying or selling shares of a Fund through a broker, you will likely incur a brokerage commission or other charges determined by your broker. In addition, you may incur the cost of the “spread” – that is, any difference between the bid price and the ask price. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of a Fund based on its trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. The Funds’ Shares trade on NYSE Arca under the following symbols:

Fund	Ticker Symbol
DBX MSCI Emerging Markets Currency-Hedged Equity Fund	XEMG
DBX MSCI EAFE Currency-Hedged Equity Fund	XEAF
DBX MSCI Brazil Currency-Hedged Equity Fund	XBRZ
DBX MSCI Canada Currency-Hedged Equity Fund	XCAN
DBX MSCI Japan Currency-Hedged Equity Fund	XJPN

Shares of a Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the section of this Prospectus entitled “Creations and Redemptions.” Only an Authorized Participant (as defined herein) may engage in creation or redemption transactions directly with a Fund. Once created, shares of a Fund generally trade in the secondary market in amounts less than a Creation Unit.

The Board has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that a Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by “Authorized Participants” and that the vast majority of trading in the Funds’ Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), such trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that such trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by Authorized Participants is critical to ensuring that the Funds’ Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes both fixed and variable transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that with respect to each Fund it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

The national securities exchange on which a Fund’s shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”), restricts investments by registered investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

Book Entry. Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of a Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Funds. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Share Prices. The trading prices of a Fund’s shares in the secondary market generally differ from the Fund’s daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intraday value of shares of a Fund, also known as the “indicative optimized portfolio value” (“IOPV”), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund’s shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and/or cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a “real-time” update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Funds are not involved in, or responsible for, the calculation or dissemination of the IOPV and make no representation or warranty as to its accuracy.

Determination of Net Asset Value. The NAV of each Fund is generally determined once daily Monday through Friday generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. The NAV for each Fund will be calculated and disseminated daily. The approximate value of shares of the applicable Fund, an amount representing on a per share basis the sum of the current value of the deposit securities based on their then current market price and the estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. As the respective international local markets close, the market value of the deposit securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second intervals. The value of each Underlying Index will not be calculated and disseminated intra day. The value and return of each Underlying Index is calculated once each trading day by the Index Provider based on prices received from the respective international local markets.

The value of each Fund’s portfolio securities is based on the securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures approved by the Board. Money market securities maturing in 60 days or less will be valued at amortized cost. Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index. This may adversely affect a Fund’s ability to track its Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, are generally declared and paid [semi-annually] by a Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income or realized gains.

Dividends and other distributions on shares of the Funds are distributed on a pro rata basis to beneficial owners of such shares. Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of a Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Funds purchased in the secondary market.

Taxes. As with any investment, you should consider how your investment in shares of a Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in Fund shares is made through a tax-exempt entity or tax- deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when a Fund makes distributions or you sell Fund shares.

Taxes on Distributions. Distributions from a Fund’s net investment income (other than qualified dividend income), including distributions of income from securities lending and distributions out of the Fund’s net short-term capital gains, if any, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, currently generally at a 15% tax rate (0% at certain income levels), regardless of how long you have held such Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. The 15% and 0% tax rates are scheduled to expire for taxable years beginning after December 31, 2010.

Dividends are eligible to be qualified dividend income to you, if you meet certain holding period requirements discussed below, if they are attributable to qualified dividend income received by a Fund. Generally, qualified dividend income includes dividend income from taxable U.S. corporations and qualified non-U.S. corporations, provided that a Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. For this purpose, a qualified non-U.S. corporation means any non-U.S. corporation that is eligible for benefits under a comprehensive income tax treaty with the United States which includes an exchange of information program or if the stock with respect to which the dividend was paid is readily tradable on an established United States security market. The term excludes a corporation that is a passive foreign investment company.

Dividends received by a Fund from a real estate investment trust (“REIT”) or another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or RIC. It is expected that dividends received by a Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.

Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010.

For a dividend to be treated as qualified dividend income, the dividend must be received with respect to a share of stock held without being hedged by a Fund, and to a share of the Fund held without being hedged by you, for 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date.

In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If a Fund’s distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a non-U.S. entity, a Fund’s ordinary income dividends (which include distributions of net short- term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of a Fund.

Dividends and interest received by a Fund with respect to non-U.S. securities may give rise to withholding and other taxes imposed by non-U.S. countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If, as is expected, more than 50% of the total assets of a Fund at the close of a year consist of non-U.S. stocks or securities, the Fund may “pass through” to you certain non-U.S. income taxes (including withholding taxes) paid by the Fund. This means that you would be considered to have received as an additional dividend your share of such non-U.S. taxes, but you may, in such case, be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your U.S. federal income tax.

With respect to Brazil, a 2% Imposto sobre Operações Financeiras (IOF) tax applies to certain foreign exchange inflows into Brazil. Also, a 1.5% IOF tax will apply to the creation of new ADR or GDR issuances with respect to Brazilian equities. If incurred by a Fund, an IOF tax would not be creditable against U.S. income tax liability.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current U.S. federal tax law of an investment in the Funds. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of the Fund under all applicable tax laws.

Creations and Redemptions. Prior to trading in the secondary market, shares of the Funds are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of [  ] shares or multiples thereof. Each “creator” or “Authorized Participant” enters into an authorized participant agreement with the Fund’s distributor, ALPS Distributors, Inc. (the “Distributor”). Only an Authorized Participant may create or redeem Creation Units directly with the Funds. Creation Units generally are issued and redeemed in exchange for a specific basket of securities approximating the holdings of a Fund and a designated amount of cash. Because each Fund invests a portion of its assets in foreign currency forward contracts, each Fund may pay out a portion of its redemption proceeds in cash rather than through the in-kind delivery of portfolio securities. Except when aggregated in Creation Units, shares are not redeemable by the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made by an Authorized Participant that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Each Fund intends to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). Further, an Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A.

Authorized Participants and the Continuous Offering of Shares. Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

Transaction Fees. Authorized Participants are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge (up to the maximum amount shown below) to compensate for brokerage and market impact expenses. The standard and maximum creation transaction fees for each of the Funds are $[  ] and $[  ], respectively.

Householding. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Distribution

The Distributor distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor has no role in determining the policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Financial Highlights

Financial highlights for the Funds are not available because, as of the effective date of this Prospectus, the Funds have not commenced operations, and therefore have no financial highlights to report.

Fund Service Providers

The Bank of New York Mellon, One Wall Street, New York, New York 10286 (“BNY”), is the administrator, custodian and fund accounting and transfer agent for each Fund.

Dechert LLP, 1095 Avenue of the Americas, New York, New York 10036, serves as legal counsel to the Funds.

[    ], [    ], serves as each Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Index Provider

MSCI, Inc. (“MSCI”) is a leading provider of global indexes and benchmark related products and services to investors worldwide. MSCI is not affiliated with the Trust, the Adviser, the Sub-Adviser, BNY, the Distributor or any of their respective affiliates.

The Adviser has entered into a license agreement with the Index Provider to use each Underlying Index. The Adviser sublicenses rights in each Underlying Index to the Trust at no charge.

Disclaimers

The Funds are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding advisability of investing in funds generally or in this Fund particularly or the ability of each Underlying Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the Underlying Indexes which are determined, composed and calculated by MSCI without regard to the Trust, the Adviser or the Fund. MSCI has no obligation to take the needs of the Adviser or the owners of the Funds into consideration in determining, composing or calculating the Underlying Indexes. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the Funds in connection with the administration, marketing or trading of the Funds.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by licensee, licensee’s customers and counterparties, owners of the Funds, or any other person or entity from the use of the indexes or any data included hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Shares of the Funds are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of the Fund or any member of the public regarding the ability of the Funds to track the total return performance of their Underlying Index or the ability of the Underlying Indexes to track stock market performance. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Underlying Index, nor in the determination of the timing of, prices of, or quantities of shares of the Funds to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of the Funds in connection with the administration, marketing or trading of the shares of the Funds.

NYSE Arca does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Trust on behalf of the Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Funds, or any other person or entity from the use of the subject index or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Adviser does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and the Adviser shall have no liability for any errors, omissions or interruptions therein.

The Adviser makes no warranty, express or implied, to the owners of shares of the Funds or to any other person or entity, as to results to be obtained by the Funds from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

Premium/Discount Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year, when available, can be found at www.[  ].com.

For more information:

WWW.[ ].COM

1-800-[  ] (1-800-[  ]-[  ])

Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.[   ].com. For more information about the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have any questions about the Trust or shares of the Funds or you wish to obtain the SAI, report free of charge, please:

Call:	1-800-[ ] or 1-800-[ ]-[ ] (toll free)
Monday through Friday, [8:30] a.m. to [6:30] p.m. (Eastern time)

E-mail:[ ]@[ ].com

Write:	DBX ETF Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-1 520.

No person is authorized to give any information or to make any representations about the Funds and their shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No.: 811-[  ]

DBX ETF Trust

Statement of Additional Information

Dated [ ], 2010

This combined Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus (the “Prospectus”) for the following funds (each a “Fund” and collectively the “Funds”) of DBX ETF Trust (the “Trust”), as such Prospectus may be revised or supplemented from time to time:

Funds	Ticker	Stock Exchange
DBX MSCI Emerging Markets Currency-Hedged Equity Fund	XEMG	NYSE Arca, Inc.
DBX MSCI EAFE Currency-Hedged Equity Fund	XEAF	NYSE Arca, Inc.
DBX MSCI Brazil Currency-Hedged Equity Fund	XBRZ	NYSE Arca, Inc.
DBX MSCI Canada Currency-Hedged Equity Fund	XCAN	NYSE Arca, Inc.
DBX MSCI Japan Currency-Hedged Equity Fund	XJPN	NYSE Arca, Inc.

The Prospectus for the Funds included in this SAI is dated [   ], 2010. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust’s distributor, ALPS Distributors, Inc. (the “Distributor”), at 1290 Broadway, Suite 1100, Denver, Colorado 80203, calling 1-800-[   ] (1-800-[   ]-[   ]) or visiting www.[   ].com.

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General Description of the Trust and its Funds

The Trust currently consists of five investment series or portfolios. The Trust was organized as a Delaware statutory trust on [    ], 2010 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of each Fund’s shares (the “Shares”) is registered under the Securities Act of 1933, as amended (the “1933 Act”).

The investment objective of each Fund is to provide investment results that correspond generally to the performance, before fees and expenses, of a specified benchmark index (each, an “Underlying Index”). Each Fund is managed by DBX Advisors LLC (the “Adviser”) and is sub-advised by [    ] (the “Sub-Adviser”).

Each Fund offers and issues Shares at their net asset value (“NAV”) per Share only in aggregations of a specified number of Shares (“Creation Units”), generally in exchange for a basket of securities and other instruments included in its Underlying Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Funds are expected to be listed and trade on NYSE Arca, Inc. (the “Exchange”). Shares trade in the secondary market at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Units, and, partially for cash and partially in-kind for securities and other instruments generally included in a Fund’s Underlying Index. A Creation Unit consists of [    ] Shares thereof.

The Trust reserves the right to offer a “cash” option for creations and redemptions of shares. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain with the Trust a cash deposit, equal to at least 115%, which the Adviser may change from time to time, of the market value of the omitted Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees for cash creations and redemptions may be higher than the transaction fees associated with in-kind creations and redemptions.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the Shareholder Information section of the Funds’ Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of each Fund will be listed for trading and will trade throughout the day on the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of any Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 beneficial owners of Shares of the Fund for 30 or more consecutive trading days, (ii) the value of the Underlying Index on which a Fund is based is no longer calculated or available, (iii) the “indicative optimized portfolio value” (“IOPV”) of a Fund is no longer calculated or available or (iv) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Shares of a Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell Shares through a broker you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of Shares of the Fund, the Exchange or a market data vendor disseminates every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated IOPV for the Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no representation or warranty as to the accuracy of the IOPVs.

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An IOPV has a securities component and a cash component. The securities values included in an IOPV are the values of the Deposit Securities for a Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit, it does not necessarily reflect the precise composition of the current portfolio of securities held by a Fund at a particular point in time because the current portfolio of the Fund may include securities that are not a part of the current Deposit Securities. Therefore, a Fund’s IOPV disseminated during the Exchange trading hours should not be viewed as a real-time update of the Fund’s NAV, which is calculated only once a day.

The cash component included in an IOPV consists of estimated accrued interest, dividends and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. dollar and the applicable currency.

The Trust reserves the right to adjust the Share prices of Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Strate gies and Risks

Each Fund is managed to track the performance of its Underlying Index. Each Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. Each Fund may also invest in depositary receipts to seek performance that corresponds to its respective Underlying Index. Investments in depositary receipts will count towards each Fund’s 80% investment policy discussed abov. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in each Fund’s portfolio may not result in the elimination of the security from a Fund’s portfolio.

Each Fund engages in representative sampling, which is investing in a sample of securities selected by the Adviser and/or Sub-Adviser to have a collective investment profile similar to that of the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Underlying Index. Funds that use representative sampling generally do not hold all of the securities that are in the relevant Underlying Index.

Diversification Status. Each Fund is classified as “non-diversified.” A non-diversified fund is a fund that is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s Shares to greater price volatility than that experienced by more diversified investment companies.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Code may limit the investment flexibility of the Funds and may make it less likely that such Funds will meet their investment objective.

Lending Portfolio Securities. Each Fund may lend portfolio securities to approved borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loans of the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received). A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

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With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Funds are compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those advised by the Adviser and/or Sub-Adviser; such reinvestments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees each Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

Each Fund pays a portion of the interest or fees earned from securities lending to a borrower as described above and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Trust’s Board of Trustees (the “Board” or the “Trustees”).

Repurchase Agreements. Each Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. government or its agencies or instrumentalities, obligations rated in the highest category by at least two nationally recognized statistical rating organizations (“NRSRO”), or, if unrated, determined to be of comparable quality by the Adviser and/or Sub-Adviser. Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, a repurchase obligation with a particular counterparty must satisfy the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7 under the 1940 Act.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Funds but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, a Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount

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of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when the Adviser and/or Sub-Adviser believe it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund’s assets. The Fund’s exposure to reverse repurchase agreements will be covered by assets having a value equal to or greater than such commitments. Each Fund maintains liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Currency Transactions. Each Fund may enter into forward currency contracts designed to offset a Fund’s exposure to non-U.S. currencies. In addition, the Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to Shareholders. The DBX MSCI Emerging Markets Currency-Hedged Equity Fund and DBX MSCI EAFE Currency-Hedged Equity Fund invest in various types of currency contracts to hedge against changes in the value of the U.S. dollar against specified non-U.S. currencies. Similarly, the DBX MSCI Brazil Currency-Hedged Equity Fund, DBX MSCI Canada Currency-Hedged Equity Fund and DBX MSCI Japan Currency-Hedged Equity Fund each invest in various types of currency contracts to hedge against changes in the value of the U.S. dollar again the Brazilian real, Canadian dollar and the Japanese yen, respectively.

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

A non-deliverable forward contract is a forward contract where there is no physical settlement of two currencies at maturity. Non-deliverable forward contracts are contracts between parties in which one party agrees to make a payment to the other party (the “Counterparty”) based on the change in market value or level of a specified currency. In return, the Counterparty agrees to make payment to the first party based on the return of a different specified currency. Non-deliverable forward contracts will usually be done on a net basis, with a Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each non-deliverable forward contract is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank. The risk of loss with respect to non-deliverable forward contracts generally is limited to the net amount of payments that a Fund is contractually obligated to make or receive.

A foreign currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Sh ort-Term Instruments and Temporary Investments. Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) Shares of money market funds (including those advised by the Adviser and/or Sub-Adviser); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc. or “A-1” by Standard & Poor’s® Rating Service, a division of The McGraw-Hill Companies, Inc. (“S&P®”), or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

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Non-U.S. Securities. Each Fund intends to purchase publicly-traded common stocks of non-U.S. issuers. To the extent a Fund invests in stocks of non-U.S. issuers, certain of the Funds’ investments in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and Non-Voting Depositary Receipts (“NVDRs”) (collectively, “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. For other forms of Depositary Receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may be issued by a non-U.S. or a U.S. issuer. Depositary Receipts are not necessarily denominated in the same currency as their underlying securities. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, NVDRs are designed for use in the Thai securities market and GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

The Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt that the Adviser and/or Sub-Adviser deem illiquid at the time of purchase or for which pricing information is not readily available. In general, Depositary Receipts will be sponsored, but a Fund may invest in unsponsored ADRs under certain circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore there may be less information available regarding such issuers and there may be no correlation between available information and the market value of the Depositary Receipts.

Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, and potential restrictions on the flow of international capital. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Securities of Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts (“REITs”) to the extent allowed by law. Pursuant to the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in the securities of investment companies that are money market funds, including those advised by the Adviser and/or Sub-Adviser or otherwise affiliated with the Adviser and/or Sub-Adviser, in excess of the limits discussed above. Other investment companies in which a Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by the Fund.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities (calculated at the time of investment). Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into futures contracts and options. These futures contracts and options will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts and options that are traded on a U.S. or non-U.S. exchange. No Fund will use futures or options for speculative purposes. Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (“ CEA” ). The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Each Fund may enter into futures contracts to purchase securities indexes when the Adviser and/or Sub-Adviser anticipate purchasing the underlying securities and believe prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

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A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at a specified exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Investments in futures contracts and other investments that contain leverage may require each Fund to maintain liquid assets. Generally, each Fund maintains an amount of liquid assets equal to its obligations relative to the position involved, adjusted daily on a marked-to-market basis. With respect to futures contracts that are contractually required to “cash-settle,” each Fund maintains liquid assets in an amount at least equal to each Fund’s daily marked-to-market obligation (i.e., each Fund’s daily net liability, if any), rather than the contracts’ notional value (i.e., the value of the underlying asset). By maintaining assets equal to its net obligation under cash-settled futures contracts, the Fund may employ leverage to a greater extent than if each Fund set aside assets equal to the futures contracts’ full notional value. Each Fund bases its asset maintenance policies on methods permitted by the staff of the SEC and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the SEC or its staff.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed upon price per Share, also known as the strike price, less the premium received from writing the put.

Each Fund may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate a Fund’s existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be performed on a net basis, with each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained by each Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

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Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to Shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.

Future Developments. The Board may, in the future, authorize each Fund to invest in securities and investments other than those listed in this SAI and in the Funds’ Prospectus, provided they are consistent with each Fund’s investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks

A discussion of some of the risks associated with an investment in a Fund is contained in the applicable Prospectus.

An investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general and other factors that affect the market.

Risks of Equity Securities. An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares of a Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

Although most of the securities in each Underlying Index are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Derivatives. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. A Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the future contracts it has sold.

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The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to a direct investment in the types of stocks in which they invest.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Adviser and/or Sub-Adviser as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund’s rights as a creditor (e.g., a Fund may not receive the net amount of payments that it contractually is entitled to receive).

Risks of Currency Transactions. Currency exchange transactions involve a significant degree of risk and the markets in which currency exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Currency exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If a Fund utilizes foreign currency transactions at an inappropriate time, such transactions may not serve their intended purpose of improving the correlation of a Fund’s return with the performance of its underlying Index and may lower the Fund’s return. A Fund could experience losses if the value of any currency forwards and futures positions is poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. Such contracts are subject to the risk that the counterparty will default on its obligations. In addition, each Fund will incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Risks of Investing in Non-U.S. Equity Securities. An investment in a Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on foreign exchanges. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in a Fund also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include

8

generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.

Dividend Ri sk. There is no guarantee that the issuer of the stocks held by a Fund will declare dividends in the future or that if declared, they will either remain at current levels or increase over time.

Proxy Voting

The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the [Sub-Adviser]. The [Sub-Adviser] votes such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board will periodically review each Fund’s proxy voting record.

Information with respect to how the [Sub-Adviser] voted proxies relating to the Funds’ portfolio securities during the 12-month period ended June 30 will be available: (i) without charge, upon request, by calling 1-800-[    ] (1-800-[  ]-[    ]) or through the Funds’ website at www.[    ].com; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Holdings Information

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy.

The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchanges via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and the Administrator will not disseminate non-public information concerning the Trust.

Construction and Maintenance of the Underlying Indexes

Descriptions of the Underlying Indexes are provided below.

Defining the Equity Universe. MSCI begins with securities listed in countries in the MSCI Global Index Series. Of these countries, 23 are classified as developed markets and 23 as emerging markets. All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, exchange traded funds, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., Share classes) are classified in only one country, which allows for a distinctive sorting of each company by its respective country.

Maintaining the MSCI FX Hedge Indexes. The MSCI FX Hedge Indexes are maintained with an objective of reflecting the evolution of the underlying currency exposures in the MSCI Equity Indexes on a timely basis. In particular, index maintenance involves:

•     Resetting the weights of the currencies to be sold in the index; and

•     Rolling the forward contracts over to the next month.

9

The MSCI FX Hedge Indexes are rebalanced monthly on the last trading day of the month, when the index will take into account the effect of rolling into new 1-month forward contracts based on the newly determined weights of currency to be sold for the next month’s index calculation. The currency weights are determined as of the close of two business days before the first calendar day of following month and remain constant intra month. This means that no changes in the weights are made during the month to account for changes in the indexes due to price movement of securities, corporate events, additions, deletions or any other changes. The daily calculation of MSCI FX Hedge Indexes marks to market the one-month forward contracts on a daily basis by using an equal and offsetting forward position.

MSCI Emerging Markets FX Hedge Index in USD

Number of Components: approximately [  ]

Index Description. The MSCI Emerging Markets FX Hedge Index in USD is designed to provide exposure to equity securities in the global emerging markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected emerging market currencies. As of May 27, 2010, 2010, the Underlying Index consisted of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

MSCI EAFE FX Hedge Index in USD

Number of Components: approximately [  ]

Index Description. The MSCI EAFE FX Hedge Index in USD is designed provide exposure to equity securities in developed international stock markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies. As of May 27, 2010, 2010, the Underlying Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

MSCI Brazil FX Hedge Index in USD

Number of Components: approximately [  ]

Index Description. The MSCI Brazil FX Hedge Index in USD is designed to provide exposure to Brazilian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Brazilian real.

MSCI Canada FX Hedge Index in USD

Number of Components: approximately [  ]

Index Description. The MSCI Canada FX Hedge Index in USD is designed to provide exposure to Canadian equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Canadian dollar.

MSCI Japan FX Hedge Index in USD

Number of Components: approximately [  ]

Index Description. The MSCI Japan FX Hedge Index in USD is designed to provide exposure to Japanese equity markets, while at the same time mitigating exposure to fluctuations between the value of the U.S. dollar and Japanese yen.

Additional Information. MSCI and MSCI Index are service marks of MSCI Inc. and have been licensed for use by the Adviser. The Funds are not sponsored, endorsed, sold or promoted by MSCI Inc. Nor does MSCI Inc. make any representation regarding the advisability of investing in any of the Funds.

Investment Limitations

The Board has adopted as non-fundamental policies the investment objectives of the Funds discussed in this SAI. Therefore, each of these Funds may change its investment objective and its Underlying Index without a Shareholder vote. The Board has adopted as fundamental policies for each Fund set forth below investment restrictions numbered 1 through 6 below. The restrictions for such Fund cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, and (b) more than 50% of outstanding voting securities.

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Each Fund will not:

1.	Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that a Fund will concentrate to the extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subadvisors are not considered to be issued by members of any industry;

2.

Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques; to the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law;

3.	Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

4.	Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

5.	Purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this restriction shall not prevent each Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with each Fund’s investment objectives and policies); or

6.	Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the 1933 Act, the disposing of portfolio securities.

In addition to the investment limitations adopted as fundamental as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a Shareholder vote. A Fund will not:

1.	Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in-kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short;

2.	Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin;

3.	Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act;

4.	Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities); and

5.	Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

If any percentage restriction described above is complied with to at the time of investment, a later increase or decrease in percentage resulting from any change in value or total or net assets will not constitute in a violation of such restriction, except that certain percentage limitations will be observed continuously in accordance with applicable law.

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Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. Each Fund may also invest in depositary receipts to seek performance that corresponds to its respective Underlying Index. Investments in depositary receipts will count towards each Fund’s 80% investment policy discussed above. Each Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy.

Each Fund has adopted a non-fundamental investment policy such that each Fund may invest in shares of other open-end management investment companies or unit investment trusts subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that if the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act, the Fund will not acquire any securities of other open-end management investment companies or unit investment trusts in reliance on the provisions of subparagraphs (G) or (F) of Section 12(d)(1) of the 1940 Act.

Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by the Adviser, the Sub-Adviser and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified. Each officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

The Trust currently has [  ] Trustees. [  ] Trustees have no affiliation or business connection with the Adviser or Sub-Adviser or any of their affiliated persons and do not own any stock or other securities issued by the Adviser or Sub-Adviser. These are the “non-interested” or “independent” Trustees (the “Independent Trustees”). The other [  ] Trustees (the “Interested Trustees”) are affiliated with the [Adviser].

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust’s five funds.

Interested Trustee

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustee

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Independent Trustees

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustee

Officers

Name (Age)	Position	Principal Occupation(s) During the Past 5 Years

Board Leadership Structure and Oversight Responsibilities. [To come]

Committees of the Board of Trustees. [To come]

Shareholder Communication s to the Board. [To come]

Remuneration of Trustees. The Trust pays each Independent Trustee an annual fee of $[  ] for meetings of the Board attended by the Trustee; also the Trust pays [  ] an annual fee of $[  ] for service as the chairperson of the Board’s Audit Committee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

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The table below sets forth the estimated compensation to be paid to each Trustee for the calendar year ended December 31, 2010:

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued As Part of Trust Expenses[1]	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund and Fund Complex

[ ]	$ [ ]	[Not Applicable]	[Not Applicable]	$ [ ]

	[ ]	[Not Applicable]	[Not Applicable]	[ ]

Control Persons and Principal Holders of Securities.

Ownership information is not provided for the Funds as they had not commenced operations as of the date of this SAI.

Potential Conflicts of Interest

[To come]

Investment Advisory, Sub-Advisory, Administrative and Distribution Services

Investment Adviser and Sub-Adviser. DBX Advisors LLC serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a Delaware limited liability company and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. [  ] serves as the investment sub-adviser to each Fund pursuant to a Sub-Advisory Agreement.

Under the Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and manages the Sub-Adviser and manages or delegates to the Sub-Adviser the duties of the investment and reinvestment of each Fund’s assets. The Sub-Adviser manages the investment and reinvestment of each Fund’s assets on an ongoing basis under the supervision of the Adviser.

For its investment advisory services to the Funds, the Adviser is entitled to receive a management fee from each Fund based on the Fund’s average daily net assets at an annual rate of: [  ]% with respect to DBX MSCI Emerging Markets Currency-Hedged Equity Fund, [    ]% with respect to DBX MSCI EAFE Currency-Hedged Equity Fund, [  ]% with respect to DBX MSCI Brazil Currency-Hedged Equity Fund, [    ]% with respect to DBX MSCI Canada Currency-Hedged Equity Fund and [  ]% with respect DBX MSCI Japan Currency-Hedged Equity Fund.

Under the Investment Advisory Agreement, the Adviser is responsible for all expenses of the Fund, including the payments to Sub-Adviser, the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses.

[1]	No Director or Officer is entitled to any pension or retirement benefits from the Trust.

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The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the applicable Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days’ notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Under the Sub-Advisory Agreement, the Sub-Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Sub-Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Sub-Advisory Agreement continue in effect until two years from its initial effective date, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees.

The Sub-Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund’s outstanding voting securities on 60 days’ written notice to the Sub-Adviser, by the Adviser on 60 days’ written notice to the Sub-Adviser or by a Sub-Adviser on 60 days’ written notice to the Adviser and the Trust.

Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees it receives from each Fund, at the annual rate of [  ]% of each Fund’s average daily net assets.

The Sub-Adviser is located at [address to be provided].

Portfolio Managers. The individuals named as Portfolio Managers in the Funds’ Prospectus were also primarily responsible for the day-to-day management of other funds and certain other types of portfolios and/or accounts as indicated in the tables below as of [  ], 2010:

[ ]

Types of Accounts	Number	Total Assets
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Accounts with Incentive-Based Fee Arrangements

[ ]

Types of Accounts	Number	Total Assets
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Accounts with Incentive-Based Fee Arrangements

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that constitute those indexes or through a representative sampling of the securities and other instruments that constitute those indexes based on objective criteria and data. Investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including a Fund seeking such investment opportunity. As a consequence, from time to time a Fund may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and the Adviser and/or Sub-Adviser and their affiliates did not manage other portfolios or accounts.

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The discussion below describes the Portfolio Managers’ compensation as of [  ], 2010.

Portfolio Manager Compensation Overview.

Base Compensation. [To come.]

Discretionary Incentive Compensation. [To come.]

Distribution of Discretionary Incentive Compensation. [To come.]

As of [   ], 2010, the Portfolio Managers did not beneficially own Shares of the Funds.

Codes of Ethics. The Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the SEC.

Anti-Money L aundering Requirements. The Funds are subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act. The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds’ policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

Administrator, Custodian and Transfer Agent. The Bank of New York Mellon (“BNY”) serves as administrator, custodian and transfer agent for the Funds. BNY’s principal address is One Wall Street, New York, New York 10286. Pursuant to a Fund Administration and Accounting Agreement with the Trust, BNY provides necessary administrative, legal, tax and accounting and financial reporting services for the maintenance and operations of the Trust and each Fund. In addition, BNY makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to a Custody Agreement with the Trust, BNY maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records and provides other services. BNY is required, upon the order of the Trust, to deliver securities held by BNY and to make payments for securities purchased by the Trust for each Fund. Also, pursuant to the Custody Agreement, BNY is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, BNY acts as a transfer agent for each Fund’s authorized and issued Shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, BNY receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly the Adviser from its management fee.

Dis tributor. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, the SAI to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority (“FINRA”).

16

The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC participants and/or investor services organizations.

The Adviser may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of Shares.

Brokerage Tr ansactions

The Adviser and/or Sub-Adviser assume general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, the Adviser’s and/or Sub-Adviser’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by the Adviser and/or Sub-Adviser based upon their knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. The Adviser and/or Sub-Adviser do not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of a Fund’s Shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The Funds’ purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that the Adviser and/or Sub-Adviser manage or advise and for which they have brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by the Adviser and/or Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by the Adviser and/or Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. The Adviser and/or Sub-Adviser may deal, trade and invest for their own account in the types of securities in which the Funds may invest. The Adviser and/or Sub-Adviser may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with the Adviser and/or Sub-Adviser, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Portfolio turnover may vary from year to year as well as within a year. High turnover rates may result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions is evaluated by the Adviser and/or Sub-Adviser based upon their knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

Additional Information Concerning the Trust

Shares. The Trust currently is comprised of five separate investment series or portfolios called funds. Each series issues Shares of common stock, par value $[0.001] per Share. The Trust issues Shares of beneficial interests in each fund with no par value. The Board may designate additional funds.

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Each Share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation. Each Share has one vote with respect to matters upon which the Shareholder is entitled to vote. In any matter submitted to Shareholders for a vote, each fund shall hold a separate vote, provided that Shareholders of all effected funds will vote together when: (1) required by the 1940 Act or (2) the Trustees determine that the matter affects the interests of more than one fund. Under Delaware law, the Trust is not required to hold an annual meeting of Shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of Shareholders unless required to do so under the 1940 Act. All Shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the Shareholders.

Following the creation of the initial Creation Unit(s) of Shares of a fund and immediately prior to the commencement of trading in the fund’s Shares, a holder of Shares may be a “control person” of the fund, as defined in the 1940 Act. The fund cannot predict the length of time for which one or more Shareholders may remain a control person of the fund.

Shareholders may make inquiries by writing to DBX ETF Trust, c/o [  ], [  ].

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a supermajority of the holders of the Trust or such Fund entitled to vote on termination. Although the Shares are not automatically redeemable upon the occurrence of any specific event, the Trust’s organizational documents provide that the Board will have the unrestricted power to alter the number of Shares in a Creation Unit. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the Shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust may make redemptions in kind, for cash or for a combination of cash or securities.

DTC as Securities Depository for Shares of the Funds. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the NYSE Amex Equities and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to Shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Units

General. The Trust issues and sells Shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Fund’s NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. The following table sets forth the number of Shares of a Fund that constitute a Creation Unit for such Fund:

Fund	Shares Per Creation Unit
DBX MSCI Emerging Markets Currency-Hedged Equity Fund	[ ]
DBX MSCI EAFE Currency-Hedged Equity Fund	[ ]
DBX MSCI Brazil Currency-Hedged Equity Fund	[ ]
DBX MSCI Canada Currency-Hedged Equity Fund	[ ]
DBX MSCI Japan Currency-Hedged Equity Fund	[ ]

The Board reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund of the Trust, and to make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A “Business Day” with respect to each Fund is any day on which the Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, each Exchange observes the following holidays, as observed: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities (i.e., the Deposit Securities), which constitutes an optimized representation of the securities of the relevant Fund’s Underlying Index, and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund.

The Cash Component is an amount equal to the difference between the NAV of the Shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any difference between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit.

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The Adviser and/or Sub-Adviser makes available through the NSCC on each Business Day, prior to the opening of business on the Exchange, the list of names and the required number of Shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of a given Fund until such time as the next-announced Fund Deposit is made available.

The identity and number of Shares of the Deposit Securities pursuant to changes in composition of a Fund’s portfolio and changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser and/or Sub-Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the relevant Underlying Index.

The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC of the Clearing Process (discussed below). The Trust also reserves the right to permit or require a “cash in lieu” amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under applicable securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under applicable securities laws, or in certain other situations. The adjustments described above will reflect changes, known to the Adviser and/or Sub-Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject index being tracked by the relevant Fund, or resulting from stock splits and other corporate actions.

Role of the Authorized Participant. Creation Units may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of Shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor.

Purchase Order. To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor an irrevocable order to purchase Shares of a Fund. The Distributor will notify the Adviser and/or Sub-Adviser and the Custodian of such order. The Custodian will then provide such information to the appropriate subcustodian. For each Fund, the Custodian shall cause the subcustodian to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Trust, immediately available or same day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain

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the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of Shares placed with it to be in the particular form required by the individual Authorized Participant.

Timing of Submission of Purchase Orders. An Authorized Participant must submit an irrevocable purchase before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date. With respect to in-kind creations, a custom order may be placed by an Authorized Participant where cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. Orders to create Shares of a Fund that are submitted on the Business Day immediately preceding a holiday or day (other than a weekend) when the equity markets in the relevant foreign market are closed may not be accepted. The Distributor in its discretion may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Exchange is not open for business) via communication through the facilities of the Distributor’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with the Trust’s standard cut-off times as provided in the Authorized Participant Agreement and disclosed in this SAI.

Acceptance of Order for Creation Unit. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Distributor and the Adviser and/or Sub-Adviser) to reject any order until acceptance.

Once the Trust has accepted an order, upon next determination of the NAV of the Shares, the Trust will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Trust reserves the absolute right to reject or revoke a creation order transmitted to it by the Distributor in respect of any Fund if (i) the order is not in proper form; (ii) the investor(s) upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of Shares specified by the Adviser and/or Sub-Adviser, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would, in the discretion of the Trust or the Adviser and/or Sub-Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) circumstances outside the control of the Trust, the Distributor and the Adviser and/or Sub-Adviser make it impracticable to process purchase orders. The Trust shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Trust, [  ], the subcustodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall any of them incur any liability for failure to give such notification.

Issuan ce of a Creation Unit. Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser shall be notified of such delivery and the Trust will issue and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+3 basis” (i.e., three Business Days after trade date).

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To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Trust will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 115%, which the Adviser and/or Sub-Adviser may change from time to time, of the value of the missing Deposit Securities in accordance with the Trust’s then-effective procedures. The only collateral that is acceptable to the Trust is cash in U.S. dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Trust. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Trust’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Trust reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust and the Trust’s determination shall be final and binding.

Cash Purchase Method. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Trust’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities.

Creation Transaction Fee. A standard creation transaction fee is imposed to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses. When the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the cash in lieu portion of its investment up to a maximum additional variable charge as indicated in the chart below. Investors will also bear the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth each Fund’s standard maximum creation transaction fees and maximum additional variable charges:

Fund	Standard Creation Transaction Fee	Maximum Additional Variable Charge*
DBX MSCI Emerging Markets Currency-Hedged Equity Fund	$[ ]	[ ]%
DBX MSCI EAFE Currency-Hedged Equity Fund	[ ]	[ ]%
DBX MSCI Brazil Currency-Hedged Equity Fund	[ ]	[ ]%
DBX MSCI Canada Currency-Hedged Equity Fund	[ ]	[ ]%
DBX MSCI Japan Currency-Hedged Equity Fund	[ ]	[ ]%

* As a percentage of the amount invested.

Redemption of Creation Units. Shares of a Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor and only on a Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

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Redemptions are effected partially for cash and partially in-kind. In the case of in-kind redemptions, the Adviser and/or Sub-Adviser makes available through the NSCC, prior to the opening of business on the Exchange on each Business Day, the identity and number of Shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities, less the redemption transaction fee described below.

Redemption Transaction Fee. A standard redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The standard redemption transaction fee will be the same regardless of the number of Creation Units redeemed by an investor on the same day. The redeeming investor may be assessed an additional variable charge on the cash in lieu portion of its redemption proceeds, up to a maximum additional variable charge as indicated in the chart below. The standard redemption transaction fee and the additional variable charge for cash in lieu redemptions are set forth below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth each Fund’s standard redemption transaction fees and maximum additional variable charges:

Fund	Standard Redemption Transaction Fee	Maximum Additional Variable Charge*
DBX MSCI Emerging Markets Currency-Hedged Equity Fund	$[ ]	[ ]%
DBX MSCI EAFE Currency-Hedged Equity Fund	[ ]	[ ]%
DBX MSCI Brazil Currency-Hedged Equity Fund	[ ]	[ ]%
DBX MSCI Canada Currency-Hedged Equity Fund	[ ]	[ ]%
DBX MSCI Japan Currency-Hedged Equity Fund	[ ]	[ ]%

* As a percentage of the amount invested.

Redemption requests for Creation Units of any Fund must be submitted to the Distributor by or through an Authorized Participant. An Authorized Participant must submit an irrevocable redemption request before 4:00 p.m., Eastern time on any Business Day in order to receive that day’s NAV. In the case of custom redemptions, the order must be received by the Distributor no later than 3:00 p.m., Eastern time. Investors other than through Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request.

The Authorized Participant must transmit the request for redemption in the form required by the Trust to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement in effect. At any time, there may be only a limited number of broker-dealers that have an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on any Business Day, (ii) a request in form satisfactory to the Trust is

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received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above and (iii) all other procedures set forth in the Participant Agreement are properly followed. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by 10:00 a.m., Eastern time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of Shares through the DTC system may be significantly earlier than the close of business on the Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of Shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the Shares.

Upon receiving a redemption request, the Distributor shall notify the Trust and the Trust’s Transfer Agent of such redemption request. The tender of an investor’s Shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

A redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Portfolio Securities of the Fund). Redemptions of Shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws.

In the case of cash redemptions, proceeds will be paid to the Authorized Participant redeeming Shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter).

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings), (ii) for any period during which trading on the NYSE is suspended or restricted, (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable or (iv) in such other circumstance as is permitted by the SEC.

Taxation on Creation and Redemptions of Creation Units. An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the Internal Revenue Service (the “IRS”) may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.

Current federal tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less.

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Taxes

Regulated Investment Company Qualifications. Each Fund intends to qualify for treatment as a separate RIC under Subchapter M of the Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains and other traditionally permitted mutual fund income); and (ii) at the close of each quarter of each Fund’s taxable year, (a) at least 50% of the market value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of each Fund’s total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses or the securities of one or more qualified publicly-traded partnerships.

Although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly-traded partnership. A Fund’s investments in partnerships, including in qualified publicly-traded partnerships, may result in a Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.

Taxation of RICs. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its Shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its Shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its Shareholders. If a Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to Shareholders, and such distributions generally will be taxable to Shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate Shareholders generally should be eligible for the dividends received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.

Excise Tax. A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its Shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by a Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

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Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Taxation of U.S . Shareholders. Dividends and other distributions by a Fund are generally treated under the Code as received by the Shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to Shareholders of record on a specified date in such a month shall be deemed to have been received by each Shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Each Fund intends to distribute annually to its Shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its Shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate Shares of the undistributed amount, (b) will be entitled to credit their proportionate Shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their Shares by an amount equal to 65% of the amount of undistributed capital gains included in the Shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata Share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in Shares and regardless of how long a Shareholder has held Shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a Share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a Share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each Shareholder, be treated as a tax-free return of capital to the extent of a Shareholder’s basis in Shares of the Fund, and as a capital gain thereafter (if the Shareholder holds Shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional Shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the Shareholders receiving cash dividends or distributions will receive and should have a cost basis in the Shares received equal to such amount. Dividends paid by a Fund that are attributable to dividends received by a Fund from domestic corporations may qualify for the federal dividends received deduction for corporations.

Investors considering buying Shares just prior to a dividend or capital gain distribution should be aware that, although the price of Shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and Shareholders may receive dividends in an earlier year than would otherwise be the case.

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In certain situations, a Fund may, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the tax character of Shareholder distributions.

Sales of Shares. Upon the sale or exchange of Shares of a Fund, a Shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the Shareholder’s basis in Shares of the Fund. A redemption of Shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the Shares are capital assets in the Shareholder’s hands and will be long-term capital gain or loss if the Shares are held for more than one year and short-term capital gain or loss if the Shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the Shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the Shares. In such a case, the basis of the Shares acquired will be increased to reflect the disallowed loss. Any loss realized by a Shareholder on the sale of a Fund Share held by the Shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the Shareholder with respect to such Share.

If a Shareholder incurs a sales charge in acquiring Shares of a Fund, disposes of those Shares within 90 days and then acquires Shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original Shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired Shares. Furthermore, the same rule also applies to a disposition of the newly acquired Shares made within 90 days of the second acquisition. This provision prevents Shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.

Back-Up Withholding. In certain cases, a Fund will be required to withhold at the applicable withholding rate (currently 28% and scheduled to increase to 31% after 2010), and remit to the U.S. Treasury such amounts withheld from any distributions paid to a Shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to back-up withholding by the IRS; (iii) has failed to certify to a Fund that such Shareholder is not subject to back-up withholding; or (iv) has not certified that such Shareholder is a U.S. person (including a U.S. resident alien). Back-up withholding is not an additional tax and any amount withheld may be credited against a Shareholder’s U.S. federal income tax liability.

Sections 351 and 362. The Trust, on behalf of each Fund, has the right to reject an order for a purchase of Shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to Sections 351 and 362 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If a Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to a Fund or its Shareholders. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Certain Derivatives. A Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to Shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

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A Fund’s investment in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by a Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, a Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Qualified Dividend Income. Distributions by a Fund of investment company taxable income (including any short-term capital gains), whether received in cash or Shares, will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund’s net capital gains will be taxable as long-term capital gains. Qualified dividend income is, in general, dividend income from taxable U.S. corporations (but generally not from U.S. REITs) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not “passive foreign investment companies” and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S.). Under current IRS guidance, the United States has appropriate comprehensive income tax treaties with the following countries: Australia, Austria, Bangladesh, Barbados, Belgium, Canada, China (but not with Hong Kong, which is treated as a separate jurisdiction for U.S. tax purposes), Cyprus, the Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Jamaica, Japan, Kazakhstan, Latvia, Lithuania, Luxembourg, Mexico, Morocco, the Netherlands, New Zealand, Norway, Pakistan, the Philippines, Poland, Portugal, Romania, Russia, Slovak Republic, Slovenia, South Africa, South Korea, Spain, Sri Lanka, Sweden, Switzerland, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, the United Kingdom, and Venezuela.

A dividend from a Fund will not be treated as qualified dividend income to the extent that (i) the Shareholder has not held the Shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the Shares become ex-dividend with respect to such dividend or the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the Shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Fund or the Shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the Shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Code. Dividends received by a Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by a Fund from a REIT and distributed to a Shareholder generally will be taxable to the Shareholder as ordinary income.

If you lend your Fund Shares pursuant to securities lending arrangements you may lose the ability to use non-U.S. tax credits passed through by the Fund or to treat Fund dividends (paid while the Shares are held by the borrower) as qualified dividends. Consult your financial intermediary or tax advisor. If you enter into a short sale with respect to Shares of the Fund, substitute payments made to the lender of such Shares may not be deductible. Consult your financial intermediary or tax advisor.

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Corporate Dividends Received Deduction. Each Fund does not expect dividends that are paid to its corporate Shareholders to be eligible, in the hands of such Shareholders, for the corporate dividends received deduction.

Excess Inclusion Income. Under current law, the Funds serve to block unrelated business taxable income from being realized by their tax-exempt Shareholders. Notwithstanding the foregoing, a tax-exempt Shareholder could realize unrelated business taxable income by virtue of its investment in a Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt Shareholder within the meaning of Code Section 514(b). Certain types of income received by a Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund Shareholders, such excess inclusion income may (i) constitute taxable income, as “unrelated business taxable income” for those Shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. Shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund Shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Code Section 664) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.

Non-U.S. Investments. Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gain or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.

Each Fund may be subject to non-U.S. income taxes withheld at the source. Each Fund, if permitted to do so, may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund provided that the Fund held the security on the dividend settlement date and for at least 15 additional days immediately before and/or thereafter, with the result that each investor with respect to Shares of the Fund held for a minimum 16-day holding period at the time of deemed distribution will (i) include in gross income, even though not actually received, the investor’s pro rata Share of the Fund’s non-U.S. income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor’s pro rata Share of the Fund’s non-U.S. income taxes. A non-U.S. person invested in the Fund in a year that the Fund elects to “pass through” its non-U.S. taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A non-U.S. tax credit may not exceed the investor’s U.S. federal income tax otherwise payable with respect to the investor’s non-U.S. source income. For this purpose, Shareholders must treat as non-U.S. source gross income (i) their proportionate Shares of non-U.S. taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from non-U.S. sources; the Fund’s gain from the sale of securities will generally be treated as U.S.-source income. Certain limitations will be imposed to the extent to which the non-U.S. tax credit may be claimed.

Passive Foreign Investment Companies. If a Fund purchases Shares in “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such Shares even if such income is distributed as a taxable dividend by the Fund to its Shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If a Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

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Alternatively, a Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of Shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

A Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.

Repor ting. If a Shareholder recognizes a loss with respect to a Fund’s Shares of $2 million or more for an individual Shareholder or $10 million or more for a corporate Shareholder, the Shareholder must file with the IRS a disclosure statement on Form 8886. Direct Shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, Shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each Shareholder’s particular situation.

Taxation of Non-U.S. Shareholders. Dividends paid by a Fund to non-U.S. Shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. Shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. Shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. Shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. Shareholder were a U.S. Shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. Shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to back-up withholding at the appropriate rate.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. Shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of Shares of a Fund.

After December 31, 2009 (or later date if extended by the U.S. Congress), distributions by a Fund that are attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation will be subject to 35% withholding tax and taxed to the Shareholder as income effectively connected to a U.S. trade or business if the distributions are attributable to distributions from a REIT to the Fund.

Disposition of Fund Shares by non-U.S. Shareholders will be subject to withholding tax and treated as income effectively connected to a U.S. trade or business if 50% or more of the value of a Fund’s assets are invested in REITs and other U.S. real property holding corporations and the non-U.S. Shareholder owns more than 5% of the outstanding Shares of the Fund at anytime during the five-year period ending on the date of disposition.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding a Fund’s participation in a wash sale transaction or its payment of a substitute dividend.

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Provided that 50% or more of the value of a Fund’s stock is held by U.S. Shareholders, distributions of U.S. real property interests (including securities in a U.S. real property holding corporation) in redemption of a non-U.S. Shareholder’s Shares of the Fund will cause the Fund to recognize gain. If a Fund is required to recognize gain, the amount of gain recognized will equal to the fair market value of such interests over the Fund’s adjusted bases to the extent of the greatest non-U.S. ownership percentage of the Fund during the five-year period ending on the date of redemption for redemptions.

For taxable years beginning before January 1, 2010 (or later date if extended by the U.S. Congress), properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% Shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. Shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of Shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. Shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2010 (or later date if extended by the U.S. Congress), distributions that a Fund designates as “short-term capital gains dividends” or “long-term capital gains dividends” may not be treated as such to a recipient non-U.S. Shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the non-U.S. Shareholder has not owned more than 5% of the outstanding Shares of the Fund at any time during the one-year period ending on the date of distribution. Such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the non-U.S. Shareholder.

Shares of a Fund held by a non-U.S. Shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.

The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisers as to the tax consequences of investing in such Shares, including under state, local and non-U.S tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

With respect to Brazil, a 2% Imposto sobre Operações Financeiras (IOF) tax applies to certain foreign exchange inflows into Brazil. Also, a 1.5% IOF tax will apply to the creation of new ADR or GDR issuances with respect to Brazilian equities. If incurred by a Fund, an IOF tax would not be creditable against U.S. income tax liability.

Miscellaneous Information

Counsel. Dechert LLP, located at 1095 Avenue of the Americas, New York, New York 10036, is counsel to the Trust.

Independent Registered Public Accounting Firm. [  ], located at [  ], serves as the Trust’s independent registered public accounting firm, audits the Funds’ financial statements, and may perform other services.

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Financial Statements

You may request a copy of the Trust’s Annual Report, when available, at no charge by calling [    ] during normal business hours.

Report of Independent Registered Public Accounting Firm

Board of Trustees of DBX ETF Trust:

We have audited the accompanying statement of assets and liabilities of the DBX MSCI Emerging Markets Currency-Hedged Equity Fund, DBX MSCI EAFE Currency-Hedged Equity Fund, DBX MSCI Brazil Currency-Hedged Equity Fund, DBX MSCI Canada Currency-Hedged Equity Fund and DBX MSCI Japan Currency-Hedged Equity Fund (collectively, the “Funds”), a series of the DBX ETF Trust, as of [    ], 2010 and the statement of operations for that day ended. These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of the Funds as of [    ], 2010 and results of operations for that day ended in conformity with U.S. generally accepted accounting principles.

[  ], [    ]

[    ], 2010

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DBX ETF TRUST

Statement of Assets and Liabilities

[            ], 2010

33

DBX ETF TRUST

Statement of Operations

For the Period Ended [            ], 2010

34

DBX ETF TRUST

Notes to the Financial Statements

1. Organization

DBX ETF Trust (the “Trust”) is a registered investment company organized as a Delaware statutory trust on [      ], 2010. DBX MSCI Emerging Markets Currency-Hedged Equity Fund, DBX MSCI EAFE Currency-Hedged Equity Fund, DBX MSCI Brazil Currency-Hedged Equity Fund, DBX MSCI Canada Currency-Hedged Equity Fund and DBX MSCI Japan Currency-Hedged Equity Fund are five separate exchange-traded index funds currently comprising the Trust, collectively, (the “Funds”). The Trust has had no operations to date other than matters relating to its organization and registration as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the sale and issuance to DBX Advisors LLC (the “Adviser”) of [    ] shares of beneficial interest (“Shares”) of each Fund at an aggregate purchase price of $[  ] on [    ], 2010. The Adviser owns 100% of the outstanding shares of each Fund.

The investment objective of each Fund is to replicate as closely as possible, before fees and expenses, the performance of specified market indexes.

2. Summary of Significant Accounting Policies

The preparation of these financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, each Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

Federal Income Taxes

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

FASB Interpretation Accounting Standards Codification (“ASC”) 740-10, Income Taxes, provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. ASC 740-10 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense.

ASC 740-10 requires management of a Fund to analyze all open tax years, as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of [    ], 2010, the Funds did not have a liability for any unrecognized tax benefits. Each Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid [semi-annually]. The Fund will distribute its net capital gains, if any, to shareholders annually.

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3. Investment Advisory Agreement and Other Agreements

Investment Advisory Agreement

The Trust (entered into on behalf of each Fund) has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with DBX Advisors LLC (the “Adviser”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio. For its services, each Fund pays the Adviser an advisory fee, an annual rate equal to [  ]% (with respect to DBX MSCI Emerging Markets Currency-Hedged Equity Fund), [  ]% (with respect to DBX MSCI EAFE Currency-Hedged Equity Fund), [  ]% (with respect to DBX MSCI Brazil Currency-Hedged Equity Fund), [  ]% (with respect to DBX MSCI Canada Currency-Hedged Equity Fund) and [  ]% (with respect DBX MSCI Japan Currency-Hedged Equity Fund) of its average daily net assets.

The advisory fee is a unitary fee by which the Adviser has agreed to pay substantially all expenses of the Funds, including the payments to the sub-adviser, the cost of transfer agency, custody, fund administration, legal, audit and other services except interest expense and taxes, brokerage expenses, future distribution fees or expenses and extraordinary expenses.

Service Providers

The Bank of New York Mellon serves as each Fund’s Administrator, Custodian, Fund Accountant and Transfer Agent.

ALPS Distributors, Inc. serves as each Fund’s distributor.

4. Organizational and Offering Costs

[The Adviser has agreed to assume all organizational costs and offering costs on behalf of the Funds.] The organizational costs are expected to be $[  ] for the Trust and the offering costs are expected to be $[  ] for each Fund.

5.    Capital

Each Fund issues and redeems shares on a continuous basis at NAV in groups of [  ] shares called “Creation Units.” Except when aggregated in Creation Units, shares are not redeemable securities of the Fund.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Subsequent Events

In accordance with the provisions set forth in ASC 855-10, Subsequent Events, management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through [    ], 2010 which represents the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

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APPENDIX A

[Sub-Adviser’s proxy voting policies]

1

DBX ETF TRUST (THE “REGISTRANT”)

PART C – OTHER INFORMATION

Item 28. Exhibits:

(a)	(1)	Certificate of Trust of the Registrant dated October 7, 2010, is filed herewith.

	(2)	Agreement and Declaration of Trust, to be filed by amendment.

(b)		Bylaws of the Trust, to be filed by amendment.

(c)		Not applicable.

(d)	(1)	Form of Investment Advisory Agreement between the Trust and DBX Advisors LLC, to be filed by amendment.

	(2)	Form of Investment Sub-Advisory Agreement between DBX Advisors LLC and [ ], to be filed by amendment.

(e)		Not applicable.

(f)		Not applicable.

(g)		Form of Custody Agreement between Registrant and The Bank of New York Mellon, to be filed by amendment.

(h)	(1)	Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York Mellon, to be filed by amendment.

	(2)	Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York Mellon, to be filed by amendment.

	(3)	Form of Participant Agreement, to be filed by amendment.

	(4)	Form of Sublicense Agreement between the Registrant and DBX Advisors LLC, to be filed by amendment.

(i)		Opinion and consent of Dechert LLP, to be filed by amendment.

(j)		Consent of Independent Registered Public Accounting Firm, to be filed by amendment.

(k)		Not applicable.

(l)		Not applicable.

(m)		Not applicable.

(n)		Not applicable.

(o)		Not applicable.

(p)	(1)	Code of Ethics of the Registrant, to be filed by amendment.

	(2)	Code of Ethics of DBX Advisors LLC, to be filed by amendment.

Other.		Powers of Attorney, to be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 30.	Indemnification

[To come].

Item 31.	Business and Other Connections of Investment Manager

With respect to each of DBX Advisors LLC and [    ] (collectively, the “Advisers”), the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC. Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.	Principal Underwriters

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., AQR Funds, BBH Trust, BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, Cook & Bynum Funds Trust, CornerCap Group of Funds, Cullen Funds, DIAMONDS Trust, EGA Global Shares Trust , Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, IndexIQ Trust, Index IQ ETF Trust, Laudus Trust, Laudus Institutional Trust, Milestone Funds, MTB Group of Funds, Oak Associates Funds, OOK, Inc., Pax World Funds Series Trust I, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., Transparent Value Trust, TXF Funds, Inc., Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b)	Provide the information required by the following table for each director, officer or partner of each principal underwriter named in the response to Item 32:

Name	Positions and Offices with the Distributor	Positions and Offices with the Registrant
Edmund J. Burke	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None
Jeremy O. May	Executive Vice President, Director	None
John C. Donaldson	Executive Vice President, Chief Financial Officer	None
Richard Hetzer	Executive Vice President	None
Diana M. Adams	Senior Vice President, Controller, Treasurer	None
Kevin J. Ireland	Senior Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Senior Vice President, National Sales Director—Investments	None

Bradley J. Swenson	Senior Vice President, Chief Compliance Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Tané T. Tyler	Senior Vice President, Secretary, General Counsel	None
Erin Douglas	Vice President, Senior Associate Counsel	None
JoEllen Legg	Vice President, Associate Counsel	None
Paul F. Leone	Vice President, Assistant General Counsel	None
Steven Price	Vice President, Deputy Chief Compliance Officer	None
James Stegall	Vice President, Institutional Sales Manager	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records

(a)     The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder (collectively, “Records”) at its offices at 60 Wall Street, New York, New York 10005.

(b)     DBX Advisors LLC maintains all Records relating to its services as investment adviser to the Registrant at 60 Wall Street, New York, New York 10005.

(c)     [    ] maintains all Records relating to its services as investment sub-adviser to the Registrant at [                        ].

(d)     ALPS Distributors, Inc. maintains all Records relating to its services as Distributor of the Registrant at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

(e)     The Bank of New York Mellon maintains all Records relating to its services as administrator, transfer agent and custodian of the Registrant at One Wall Street, New York, New York 10286.

Item 34.	Management Services

There are no management related service contracts not discussed in Part A or Part B.

Item 30.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 25th day of October, 2010.

DBX ETF TRUST

By:	/s/ Hans Ephraimson
Name: Hans Ephraimson
Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

SIGNATURE	CAPACITY	DATE
/s/ Hans Ephraimson Hans Ephraimson	President and Chief Executive Officer	October 25, 2010

/s/ Michael Gilligan Michael Gilligan	Treasurer and Chief Financial Officer	October 25, 2010

/s/ Alex N. Depetris Alex N. Depetris	Sole Trustee	October 25, 2010

EXHIBIT INDEX

Exhibit Caption

(a) (1)	Certificate of Trust of the Registrant dated October 7, 2010